Risks and Concentration	12 Months Ended
Dec. 31, 2018
Risks And Uncertainties [Abstract]
Risks and Concentration
4.	Risks and Concentration

(a) PRC regulations

(1) VIEs

Though the PRC has, since 1978, implemented a wide range of market-oriented economic reforms, continued reforms and progress towards a full market-oriented economy are uncertain. In addition, the telecommunication, information, and media industries remain highly regulated. Restrictions are currently in place and are unclear with respect to which segments of these industries foreign owned entities, like the Company, may operate. The Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate areas such as telecommunication, information and media. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, and the Group’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Company’s ability to conduct business in the PRC. There are uncertainties regarding the interpretation and application of current and future PRC laws, rules and regulations, including but not limited to the laws, rules and regulations governing the validity and enforcement of the contractual arrangements with consolidated VIEs. The Company believes that the structure for operating its business in China (including the ownership structure and the contractual arrangements with the consolidated VIEs) is in compliance with all applicable existing PRC laws, rules and regulations, and does not violate, breach, contravene or otherwise conflict with any applicable PRC laws, rules or regulations. However, the Company cannot assure that the PRC regulatory authorities will not adopt any new regulation to restrict or prohibit foreign investments in the online marketing business through contractual arrangements in the future or that it will not determine that the ownership structure and contractual arrangements violate PRC laws, rules or regulations. If the Company and its consolidated VIEs are found to be in violation of any existing or future PRC laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, including:

•	revoking the business licenses of such entities;
•	discontinuing or restricting the conduct of any transactions between the Company’s PRC subsidiaries and the VIEs;
•

imposing fines, confiscating the income of the VIEs or the Company’s PRC subsidiaries, or imposing other requirements with which the Company or its PRC subsidiaries and consolidated VIEs may not be able to comply;

•

requiring the Company to restructure its ownership structure or operations, including terminating the contractual arrangements with VIEs and deregistering the equity pledges of VIEs, which in turn would affect its ability to consolidate, derive economic interests from, or exert effective control over VIEs; or

•	restricting or prohibiting its use of the proceeds of any offering to finance its business and operations in China.

If the imposition of any of these penalties precludes the Company from operating its business, it would no longer be in a position to generate revenue or cash from it. If the imposition of any of these penalties causes the Company to lose its rights to direct the activities of its consolidated VIEs or its rights to receive its economic benefits, the Company would no longer be able to consolidate these entities, and its financial statements would no longer reflect the results of operations from the business conducted by VIEs except to the extent that the Company receives payments from VIEs under the contractual arrangements. Either of these results, or any other significant penalties that might be imposed on the Company in this event, would have a material adverse effect on its financial condition and results of operations. Nevertheless, the laws and regulations that imposed restrictions on foreign ownership in advertising companies, including the Administrative Provisions on Foreign-Invested Advertising Enterprises were abolished in June 2015. To the extent any current or future business of VIEs can be directly operated by the Company’s wholly owned subsidiaries under PRC law, the Company expect to transfer such business to the Company’s wholly owned subsidiaries. When permissible by the PRC laws and regulations, the Company expects that Quyun WFOE and Zhicao WOFE will replace VIEs and its subsidiary as contracting party for their business that are operated by VIEs and its subsidiary.

On January 19, 2015, the Ministry of Commerce of the PRC, or (the “MOFCOM”) released on its Website for public comment a proposed PRC law (the “Draft FIE Law”) that appears to include VIEs within the scope of entities that could be considered to be foreign invested enterprises (or “FIEs”) that would be subject to restrictions under existing PRC law on foreign investment in certain categories of industry.

Specifically, the Draft FIE Law introduces the concept of “actual control” for determining whether an entity is considered to be an FIE. In addition to control through direct or indirect ownership or equity, the Draft FIE Law includes control through contractual arrangements within the definition of “actual control”. If the Draft FIE Law is passed by the People’s Congress of the PRC and goes into effect in its current form, these provisions regarding control through contractual arrangements could be construed to reach the Group’s VIE arrangement, and as a result the Group’s VIE could become explicitly subject to the current restrictions on foreign investment in certain categories of industry. The Draft FIE Law includes provisions that would exempt from the definition of foreign invested enterprises entities where the ultimate controlling shareholders are either entities organized under PRC law or individuals who are PRC citizens.

The Draft FIE Law does not make clear how “control” would be determined for such purpose, and is silent as to what type of enforcement action might be taken against existing VIEs that operate in restricted industries and are not controlled by entities organized under PRC law or individuals who are PRC citizens.

If a finding were made by PRC authorities under the Draft FIE Law if it becomes effective, that the Company’s operation of certain of its operations and businesses through VIE violates the Draft FIE Law, regulatory authorities with jurisdiction over the licensing and operation of such operations and businesses may require the Company to take various actions as discussed in the paragraph above. The Group’s management considers the possibility of such a finding by PRC regulatory authorities under the Draft VIE law, if it becomes effective, to be remote.

VIEs holds assets that are important to the operation of the Group’s business, including patents for proprietary technology and trademarks. If VIEs falls into bankruptcy and all or part of its assets become subject to liens or rights of third-party creditors, the Group may be unable to conduct major part of its business activities in China, which could have a material adverse effect on the Group’s future financial position, results of operations or cash flows. However, the Group believes this is a normal business risk many companies face. The Group will continue to closely monitor the financial conditions of VIEs.

VIEs’ assets comprise both recognized and unrecognized revenue-producing assets. The recognized revenue-producing assets include leasehold improvements, computers and network equipment and self- developed computer software which are recognized in the Company’s consolidated balance sheet. The unrecognized revenue-producing assets mainly consist of patents, trademarks and assembled workforce which are not recorded in the financial statements of Jifen VIE as it did not meet the recognition criteria set in ASC 350-30-25.

In accordance with the VIE arrangements, the Group has power to direct activities of the VIEs, and can have assets transferred out of the VIEs. Therefore, the Group considers that there is no assets of the VIEs can be used only to settle their obligations.

(2) Inability to fully comply with Audio-visual Program Provisions

Pursuant to the Administrative Provisions on Internet Audio-visual Program Service, or the Audio-visual Program Provisions, which was issued by the State Administration of Radio, Film and Television (the predecessor of GAPPRFT), or SARFT, and MIIT on December 20, 2007 and came into effect on January 31, 2008 and was amended on August 28, 2015, online transmission of audio and video programs requires an Internet audio-visual program transmission license and online audio-visual service providers must be either wholly state-owned or state-controlled. In a press conference jointly held by SARFT and MIIT to answer questions with respect to the Audio-visual Program Provisions in February 2008, SARFT and MIIT clarified that online audio-visual service providers that had already been operating lawfully prior to the issuance of the Audiovisual Program Provisions may re-register and continue to operate without becoming state-owned or controlled, provided that such providers have not engaged in any unlawful activities. This exemption will not be granted to online audio/video service providers established after the Audio-visual Program Provisions was issued.

Although the Group has been taking measures to ensure compliance, the Group may not be able to fully comply with Audio-visual Program Provisions. As a result, the Group may face, according to Audio-visual Program Provisions, administrative sanctions including receiving a warning and be ordered to pay a fine of not more than RMB30,000. In the case of severe contravention, the Group may be ordered to cease transmission of audio and video programs, be subject to a penalty equal to one to two times our total investment in the affected business and the devices the Group used for such operation may be confiscated. Furthermore, according to the Audio-visual Program Provisions, the telecommunications administrative authorities may, based on written opinions of GAPPRFT, and in accordance with the relevant laws and regulations on supervision of telecommunications and Internet, close the Group’s mobile platform, revoke the license for the provision of Internet information services, or the ICP license, and order the relevant network operation entity which provides the Group signal access services to stop such provision of services.

The Group believes that the risks of material loss related to inability to fully comply with Audio-visual Program Provisions and fines or penalties are remote.

(3) Lack of an Internet news license

The PRC government regulates the Internet industry extensively, including foreign ownership of, and the licensing requirements pertaining to, companies in the Internet industry. A number of regulatory agencies, including the Ministry of Culture, or the MOC, the Ministry of Industry and Information Technology, or MIIT, the Cyberspace Administration of China, or CAOC, the General Administration of Press and Publication, Radio Film and Television, or GAPPRFT, the State Council Information Office, or the SCIO, and other governmental authorities, jointly regulate all major aspects of the Internet industry. Operators are required to obtain various government approvals and licenses prior to providing the relevant Internet information services.

The Group’s platform primarily focuses on light entertainment content. Nonetheless, certain content related to finance, society and economy provided on Qutoutiao mobile application may be deemed to be news content. According to the Provisions for the Administration of Internet News Information Services issued by the national CAOC on May 2, 2017 that became effective on June 1, 2017, an Internet news license shall be obtained for the provision of Internet news information services to the public in a variety of ways, including through the offering of platforms for the dissemination of Internet news. As such, the Group may be required to obtain an Internet news license from CAOC for the dissemination of news through mobile application. As a result of lack of an Internet news license, the CAOC or its applicable office at the provincial level may order us to cease disseminating news and impose a fine on us of not less than RMB 10,000 but not more than RMB 30,000. In the event the Group were ordered to cease the business of disseminating news, results of operations and financial condition could be materially and adversely affected.

The Group believes that the risks of material loss related to discontinuing business of disseminating news due to lack of an Internet news license and fines or penalties are remote.

(b) Foreign exchange risk

The Group’s sales, purchase and expense transactions are generally denominated in RMB and a significant portion of the Group’s liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies.

In the PRC, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China. In addition, the Group’s cash denominated in US$ subject the Group to risks associated with changes in the exchange rate of RMB against US$ and may affect the Group’s results of operations going forward.

(c) Credit and Concentration risk

The Group’s credit risk arises from cash and cash equivalents, short-term investments, prepayments and other current assets, and accounts receivable. The carrying amounts of these financial instruments represent the maximum amount of loss due to credit risk.

The Group expects that there is no significant credit risk associated with the cash and cash equivalents and short-term investments which are held by reputable financial institutions in the jurisdictions where the Company, its subsidiaries and the Affiliated Entities are located. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality.

The Group has no significant concentrations of credit risk with respect to its prepayments.

Accounts receivable are typically unsecured and are derived from revenue earned through third party advertising platforms and customers. The risk with respect to accounts receivable is mitigated by credit evaluations performed on them.

(i) Concentration of revenues

For the years ended December 31, 2016 and 2017, Customer B contributed 70% and 44% of total net revenue of the Group, respectively.

For the year ended December 31, 2017, the Company, as a principal, earned net revenue, representing 13% of total revenue, through a third party advertising agent. The arrangement with advertising agent has been terminated as of December 31, 2017.

For the year ended December 31, 2017, the Company, as a principal, earned net revenue, representing 26% of total revenue, through another third party advertising agent. In February 2018, the Group acquired 100% equity interests of this advertising agent with a total consideration of RMB 15.0 million. (Note 3).

For the year ended December 31, 2018, no single customer accounted for more than 10% of total net revenues of the Group, respectively.

(ii) Concentration of accounts receivable

The Group has not experienced any significant recoverability issue with respect to its accounts receivable. The Group conducts credit evaluations on its platforms and customers and generally does not require collateral or other security from such platforms and customers. The Group periodically evaluates the creditworthiness of the existing platforms in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

The following table summarized customers with greater than 10% of the accounts receivables:

	As of
	December 31, 2017	December 31, 2018
Customer A — advertising platform	19%	14%
Customer B — advertising platform	60%	*
Customer C — advertising customer	14%	—
Customer D — advertising platform	—	29%
Customer E — advertising customer	—	14%
Customer F — advertising platform	*	10%

*	Less than 10%

(iii) Credit risk

The Group’s credit risk arises from cash and cash equivalents, short-term investments, prepayments and other current assets, and accounts receivable. The carrying amounts of these financial instruments represent the maximum amount of loss due to credit risk.

The Group expects that there is no significant credit risk associated with the cash and cash equivalents and short-term investments which are held by reputable financial institutions in the jurisdictions where the Company, its subsidiaries and the Affiliated Entities are located. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality.

The Group has no significant concentrations of credit risk with respect to its prepayments.

Accounts receivable are typically unsecured and are derived from revenue earned through third party advertising platforms and customers. The risk with respect to accounts receivable is mitigated by credit evaluations performed on them.